Significant transactions	6 Months Ended
Jun. 30, 2026
Disclosure of significant transactions [abstract]
Significant acquisitions of businesses
3. Significant acquisitions of businesses
The following are the signiﬁcant acquisitions of businesses where the Company applied the business combination acquisition method of accounting.
Significant transaction in 2026
Acquisition of Avidity Biosciences, Inc.
On October 25, 2025, Novartis entered into an agreement and plan of merger to acquire Avidity Biosciences, Inc. (“Avidity”), a US-based, publicly traded biotechnology company specializing in RNA therapeutics, with a focus on rare neuromuscular genetic disorders such as myotonic dystrophy type 1 (DM1), facioscapulohumeral muscular dystrophy (FSHD), and Duchenne muscular dystrophy (DMD).
Pursuant to the merger agreement, on February 27, 2026, following the satisfaction of the closing conditions, Novartis, through an indirect wholly owned subsidiary, acquired all outstanding shares of Avidity’s common stock for USD 72.00 per share in cash. The total consideration amounted to approximately USD 12.0 billion in cash on a fully diluted basis. The acquiring subsidiary merged with and into Avidity, resulting in Avidity becoming an indirect wholly owned subsidiary of Novartis. Avidity shares admitted to trading on NASDAQ were subsequently delisted. The acquisition was financed through a combination of available cash and third-party debt financing.
The fair value of the total purchase consideration was approximately USD 12.0 billion. The preliminary purchase price allocation resulted in net identifiable assets of approximately USD 10.6 billion. These comprised identifiable intangible assets, including IPR&D, of USD 11.3 billion (of which approximately USD 7.5 billion is attributable to the DM1 IPR&D intangible asset), marketable security funds of USD 0.7 billion (which were settled to cash on February 27, 2026 by Novartis), cash of USD 0.4 billion, other net assets of USD 0.1 billion, and net deferred tax liabilities of USD 1.9 billion. Goodwill arising from the acquisition amounted to approximately USD 1.4 billion.
The purchase price allocation is preliminary as the detailed valuation of certain acquired assets and liabilities, including identifiable intangible assets and deferred tax balances, has not yet been completed. The finalization of the purchase price allocation may result in changes to the amounts recognized for net identifiable assets and goodwill in subsequent reporting periods.
The results of operations from the date of acquisition were not material.
Significant transaction in 2025
In 2025, there were no acquisitions of businesses where the Company applied the business combination acquisition method of accounting.
Fair value of assets and liabilities acquired through business combinations
The following table presents the fair value of the assets and liabilities acquired through business combinations and the total purchase consideration for the first half of 2026. In 2025, there were no business combinations.
(USD billions)	Jun 30, 2026

In-process research and development	11.3

Deferred tax assets	0.6

Other non-current assets	0.2

Marketable securities	0.7

Cash	0.4

Other current assets	0.1

Deferred tax liabilities	-2.5

Other non-current liabilities	-0.1

Current liabilities	-0.1

Net identifiable assets acquired	10.6

Goodwill	1.4

Total purchase consideration for business combinations	12.0

The business combination in the first half of 2026 was Avidity. The goodwill arising out of the Avidity business combination is not tax deductible. It is primarily attributable to the deferred tax effects arising from the recognition of identifiable intangible assets for which no corresponding tax basis exists, expected synergies and the value of the acquired assembled workforce.
The following are the significant acquisitions where Novartis elected to apply the optional concentration test, resulting in the transaction being accounted for as assets separately acquired rather than as a business combination within the meaning of IFRS Accounting Standards.
Significant transaction in 2026
Acquisition of Excellergy, Inc.
On March 26, 2026, Novartis entered into an agreement and plan of merger to acquire all outstanding shares of Excellergy, Inc. (“Excellergy”), a US-based, private clinical-stage biotechnology company focused on the development of next-generation anti-IgE therapies for IgE-driven diseases. The transaction closed on June 24, 2026.
The purchase price consisted of cash consideration of USD 0.9 billion and potential additional milestones of up to USD 1.1 billion, which Excellergy shareholders are eligible to receive upon the achievement of specified milestones. The optional concentration test was applied as it indicated that substantially all of the fair value of the gross assets acquired was concentrated in an identifiable IPR&D intangible asset.
The cash purchase price was allocated to an IPR&D intangible asset of USD 0.9 billion, and other net assets including cash of USD 5 million. Subsequent payments for the potential additional milestones will be recognized as additions to the intangible asset when the specified milestones have been achieved.
Acquisition of Pikavation Therapeutics, Inc.
On March 18, 2026, Novartis entered into a stock purchase agreement to acquire Pikavation Therapeutics, Inc., (“Pikavation”), a wholly owned subsidiary of Synnovation Therapeutics, LLC (“Synnovation”), that holds a pan-mutant selective PI3Ka inhibitor IP, including SNV4818 phase 1 program. The transaction closed on May 28, 2026.
The purchase price consisted of cash consideration of USD 1.8 billion and potential additional milestones of up to USD 1.2 billion, which Synnovation is eligible to receive upon the achievement of specified milestones. The optional concentration test was applied as it indicated that substantially all of the fair value of the gross assets acquired was concentrated in an identifiable IPR&D intangible asset.
The cash purchase price was allocated to an IPR&D intangible asset of USD 1.8 billion, and other net assets. Subsequent payments for the potential additional milestones will be recognized as additions to the intangible asset when the specified milestones have been achieved.
Significant transaction in 2025
Acquisition of Tourmaline Bio, Inc.
On September 8, 2025, Novartis entered into an agreement and plan of merger to acquire Tourmaline Bio, Inc. (“Tourmaline”), a US-based, publicly traded clinical-stage biopharmaceutical company focused on developing a treatment option for atherosclerotic cardiovascular disease.
Pursuant to the merger agreement, on September 29, 2025, Novartis, through an indirect, wholly owned subsidiary, commenced a tender offer (the “Offer”) to acquire all of the outstanding shares of common stock of Tourmaline in exchange for USD 48.00 in cash per share. The tender offer expired at one minute past 11:59 p.m., New York City time on October 27, 2025 with a payment on October 28, 2025 in the amount of USD 1.4 billion for the tendered outstanding shares to the Tourmaline shareholders. On October 28, 2025, the acquiring subsidiary merged with and into Tourmaline, resulting in Tourmaline becoming an indirect wholly owned subsidiary of Novartis. Tourmaline shares admitted to trading on NASDAQ were subsequently delisted.
The cash purchase price consisted of cash consideration of USD 1.4 billion. The optional concentration test was applied as it indicated that substantially all of the fair value of the gross assets acquired was concentrated in an identifiable IPR&D intangible asset.
The cash purchase price was allocated to an IPR&D intangible asset of USD 1.2 billion, and other net assets including cash and cash equivalents of USD 0.2 billion.
Option agreement to acquire a private clinical-stage biotech company
On September 16, 2025, Novartis entered into an agreement granting it an option to acquire all outstanding shares of a private clinical-stage biotech company (the “Biotech company”). The option is subject to pre-defined terms and is exercisable at Novartis sole discretion. Management concluded that the terms of the option agreement conferred substantive control over the Biotech company, in accordance with the principles of IFRS Accounting Standards. Consequently, the Biotech company was consolidated into Novartis consolidated financial statements effective from September 2025.
If Novartis decides to exercise the option to acquire, it would make a payment to the Biotech company’s shareholders, with potential additional payments, which they are eligible to receive upon achievement of specified milestones. The optional concentration test was applied as it indicated that substantially all of the fair value of the gross assets at the consolidation date was concentrated in an identifiable IPR&D intangible asset.
The purchase price as at the option agreement date was USD 0.4 billion. The amount was allocated to the net assets at the consolidation date, including USD 0.4 billion IPR&D intangible assets and USD 18 million in cash and cash equivalents. A non-controlling interest of USD 0.4 billion was recognized in equity. Subsequent milestone-related payments will be recognized as additions to the intangible asset when the specified milestones are achieved.
Acquisition of Regulus Therapeutics Inc.
On April 29, 2025, Novartis entered into an agreement and plan of merger to acquire Regulus Therapeutics Inc. (“Regulus”), a US-based, publicly traded clinical-stage biopharmaceutical company focused on developing microRNA therapeutics. Regulus lead development phase asset, farabursen, is a potential ﬁrst-in-class, next-generation oligonucleotide targeting miR-17 for the treatment of autosomal dominant polycystic kidney disease (ADPKD).
Pursuant to the merger agreement, on May 27, 2025, Novartis, through an indirect, wholly owned subsidiary, commenced a tender offer (the “Offer”) to acquire all of the outstanding shares of common stock of Regulus in exchange for (i) USD 7.00 in cash per Share, plus (ii) one contingent value right (each, a “CVR”) per Share, representing the right to receive one contingent payment of USD 7.00 in cash, upon the achievement of a speciﬁed regulatory milestone. The tender offer expired at one minute past 11:59 p.m., New York City time on June 24, 2025 with a payment of USD 0.7 billion for the outstanding shares to the Regulus shareholders for their tendered shares and the issuance of 1 CVR per share. Additionally, the liability related to the Regulus employee share plans amounted to USD 0.1 billion and was paid on July 11, 2025, with the issuance of 1 CVR per share. On June 25, 2025, the acquiring subsidiary merged with and into Regulus, resulting in Regulus becoming an indirect wholly owned subsidiary of Novartis. Regulus shares admitted to trading on NASDAQ were subsequently delisted.
The purchase price consisted of cash consideration of USD 0.8 billion and CVRs of up to USD 0.9 billion, which Regulus shareholders are eligible to receive upon the achievement of a specified regulatory milestone. The optional concentration test was applied as it indicated that substantially all of the fair value of the gross assets acquired was concentrated in an identifiable IPR&D intangible asset.
The cash purchase price was allocated to an IPR&D intangible asset of USD 0.8 billion, and other net assets including cash and cash equivalents of USD 23 million. Subsequent payments for the potential CVRs upon achievement of the speciﬁed regulatory milestone will be recognized as additions to the intangible asset if the speciﬁed regulatory milestone is achieved.
Acquisition of Anthos Therapeutics, Inc.
On February 10, 2025, Novartis entered into an agreement and plan of merger to acquire all of the outstanding shares of common stock of Anthos Therapeutics, Inc. (“Anthos”), a US-based, privately held clinical stage biopharmaceutical company with abelacimab, a late-stage medicine in development for the prevention of stroke and systematic embolism in patients with atrial fibrillation. The transaction closed on April 3, 2025.
The purchase price consisted of cash consideration of USD 0.9 billion and potential additional milestones of up to USD 2.1 billion, which Anthos shareholders are eligible to receive upon the achievement of specified milestones. The optional concentration test was applied as it indicated that substantially all of the fair value of the gross assets acquired was concentrated in an identifiable IPR&D intangible asset.
The cash purchase price was allocated to an IPR&D intangible asset of USD 0.9 billion, and other net assets including cash and cash equivalents of USD 47 million. Subsequent payments for the potential additional milestones will be recognized as additions to the intangible asset when the specified milestones have been achieved.
Identifiable net assets acquired through acquisitions applying the optional concentration test
The following table presents the identifiable net assets acquired through acquisitions applying the optional concentration test:
(USD billions)	Jun 30, 2026	Dec 31, 2025

In-process research and development	2.7	3.2

Deferred tax assets [1]	0.0	0.2

Cash and cash equivalents [2]	0.0	0.3

Other current and non-current assets	0.0	0.1

Current and non-current liabilities	0.0	-0.2

Identifiable net assets acquired through acquisitions applying the optional concentration test	2.7	3.6

[1] Deferred tax assets are attributable to tax loss and tax credit carryforwards.
2 H1 2026 includes cash of USD 5 million.
For significant pending transactions, see Note 10. Other interim disclosures — Commitments — Other commitments.